OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
OTHER PAYABLES AND ACCRUED LIABILITIES
Schedule of other payables and accrued liabilities

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Salary, welfare and bonus payable	373,286	359,477
Tax payable(1)	218,419	148,783
Virtual accounts used in the Group’s platform(2)	41,070	47,748
Contingent liability (Note 17)	—	14,882
Others	12,363	8,091
Total	645,138	578,981
(1)	Tax payable mainly included value-added tax, enterprise income tax and individual income tax payable mainly related to the exercise of share-based awards.
(2)	It represents the advance payments from customers that were refundable and stored in their own virtual accounts in the Group’s platform, which they have rights to exchange for services provided on the online recruitment platform.

	As of December 31,	As of September 30,
	2021	2022
	RMB	RMB
Salary, welfare and bonus payable	373,286	378,599
Tax payable(1)	218,419	84,864
Virtual accounts used in the Group’s platform(2)	41,070	53,616
Consideration payable for share repurchase	—	67,443
Contingent liability (Note 16)	—	14,882
Others	12,363	39,543
Total	645,138	638,947
(1)	Tax payable as of December 31, 2021 mainly included value-added tax, enterprise income tax and individual income tax payable mainly related to the exercise of share-based awards.
(2)	It represents the advance payments from customers that were refundable and stored in their own virtual accounts in the Group’s platform, which they have rights to exchange for services provided on the online recruitment platform.